SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2020
Significant Accounting Policies
Schedule of Disaggregation of Revenue

(RMB in thousands)	K‑12 Schools	CP&CE Programs	Consolidated
	RMB	RMB	RMB

Net Revenues in the three months ended September 30, 2019	52,256	74,300	126,556
Net Revenues in the three months ended September 30, 2020	58,966	53,742	112,708
Net Revenues in the nine months ended September 30, 2019	203,214	207,346	410,560
Net Revenues in the nine months ended September 30, 2020	185,766	172,684	358,450

Schedule of Disaggregation of Deferred Revenue

	As of
	December 31, 2019	September 30, 2020
	RMB	RMB
		Unaudited
K-12 Schools	96,301	195,576
CP&CE Programs	68,810	61,792
Total	165,111	257,368